ADVANCES TO SUPPLIERS, NET - THIRD PARTIES	12 Months Ended
Dec. 31, 2022
ADVANCES TO SUPPLIERS, NET - THIRD PARTIES
ADVANCES TO SUPPLIERS, NET - THIRD PARTIES

9.    ADVANCES TO SUPPLIERS, NET – THIRD PARTIES

Advance to suppliers, net – third parties were as follows (RMB in thousands):

	As of December 31,
	2021	2022
	RMB	RMB
Advances to suppliers - current	1,536,155	3,271,284
Advances to suppliers – non-current	296,709	310,375
Advances to suppliers, net	1,832,864	3,581,659

As of December 31, 2021 and 2022, advances to suppliers with term of less than 1 year mainly represent payments for procurement of recoverable silicon materials, virgin polysilicon and solar cells and the Group has delivery plan with the respective suppliers to receive the materials in the next twelve months.

As of December 31, 2021 and 2022, non-current advances to suppliers primarily represent upfront payments for procurement of silicon materials of which related good delivery is scheduled beyond one year.

There were no provisions recorded against advances to suppliers for the years ended December 31, 2020, 2021 and 2022. The Group wrote off fully impaired balances of advances to suppliers with the amount of RMB2 million, RMB6 million and nil for the years ended December 31, 2020, 2021 and 2022, respectively.